Expense Example - Transamerica AEGON Sustainable Equity Income VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	70	221	384	859	96	300	520	1,155